5. Sales revenues (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Net Sales [line items]
Contract liabilities	$ 74	$ 128
Bottom of range [member]
Disclosure Of Net Sales [line items]
Contract remaining performance obligation expected term	1 year